Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Cash Flow Information [Abstract]
Summary of Cash Generated from Operations
(a)
Cash generated from operations

	2023	2024	2025
	RMB’million	RMB’million	RMB’million
Profit before income tax	6,045	8,712	13,277
Adjustments for:
Depreciation and amortization	1,004	978	1,375
Impairment of long-term investments	23	64	82
Loss allowance for expected credit losses (Note 20)	17	17	6
Non-cash employee benefits expense – share based payments (Note 8)	649	596	669
Fair value gains on investments (Note 7)	-	(12)	(49)
Net (gains)/losses in relation to equity investments (Note 7)	(12)	50	(2,381)
Dividend income (Note 7)	(15)	(17)	(173)
(Gains)/losses of step-up acquisition arising from business combination (Note 7)	(4)	(29)	6
Share of profit of associates and joint ventures (Note 17)	(127)	(96)	(42)
Interest income	(1,052)	(1,196)	(1,054)
Interest expenses	124	124	122
Net exchange differences	17	(30)	7
Increase in accounts receivable	(204)	(539)	(355)
Decrease/(increase) in inventories	7	(15)	(17)
Decrease/(increase) in other operating assets	85	72	(416)
Increase/(decrease) in accounts payable	52	1,845	(783)
Increase in other operating liabilities	846	193	538
Cash generated from operations	7,455	10,717	10,812